UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-03904_

Value Line Tax Exempt Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, N.Y. 10036-6524

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31,2013

Date of reporting period: August 31,2013

Item I.    Reports to Stockholders.

1

INVESTMENT ADVISER	EULAV Asset Management 7 Times Square 21st Floor New York, NY 10036-6524	S E M I – A N N U A L R E P O R T
A u g u s t 31 , 2 0 13

DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.	The Value Line Tax Exempt Fund, Inc.
515 West Lyon Farm Drive
Greenwich, CT 06831

DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00101699

The Value Line Tax Exempt Fund, Inc.

To Our Value Line Tax Exempt

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six months ended August 31, 2013. We encourage you to carefully review this report which includes economic highlights, your Fund’s performance data, schedule of investments, and financial statements.

For the six months ended August 31, 2013, the total return of the Value Line Tax Exempt Fund was -7.02%. This performance trailed the performance of the Barclays Capital Municipal Bond Index (1), which posted a return of -5.60% for the period. Positive contributors to the Fund’s performance included significant underweighting of the distressed securities of Puerto Rico and Illinois and no exposure to the city of Detroit, which filed for bankruptcy. Offsetting the positive contributions, the Fund’s duration was slightly longer than that of the Index which detracted from performance in an environment of rapidly rising rates. In terms of sector selection, underweights in the housing and electric utility sectors negatively impacted performance.

U.S. state and local debt has experienced unusually high volatility this year. Broad economic and political issues affecting the capital markets have impacted the tax exempt markets as well. The full effects of the sequestration cuts have been unclear and many investors have interpreted comments made by Fed Chairman Bernanke as indicative of a weakening commitment to quantitative easing (QE3). However, there continue to be several strong price supports for tax exempt bonds. Clear strengthening in some, though not all, real estate markets has helped to boost tax receipts. Many states have also posted modestly lower unemployment rates in 2013 than in recent years. This has helped many states and municipalities to make real progress in addressing their budgetary challenges.

As always, your confidence in the Value Line Funds is appreciated, and we look forward to serving your future investment needs.

This report and other information are available on our website, www.vlfunds.com.

Sincerely

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Liane Rosenberg
Liane Rosenberg, Portfolio Manager

(1)
The Barclays Capital Municipal Bond Index is a total-return performance benchmark for the long-term investment grade tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes and is not possible to directly invest in this Index.

Past performance does not guarantee future results. Investment return and principal value of an investment can fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and that current performance may be lower or higher than the performance data quoted. Investors should carefully consider the investment objectives, risks, charges and expense of a fund. This and other important information about a fund is contained in the fund’s prospectus. A copy of our fund’s prospectus can be obtained free of charge by going to our website at www.vlfunds.com or calling 800.243.2729.

2

The Value Line Tax Exempt Fund, Inc.

Fund Shareholders

Economic Highlights (unaudited)

The S&P 500 continued its upward climb in 2013 returning over 16% through August 31st. The equity market found support from a significantly stronger real estate market and a modest drop in the national unemployment rate from 2012 levels.

The U.S. economy grew modestly in the second quarter. Real GDP rose 1.7%, constrained by tax hikes and defense spending cuts. Consumer spending, the largest component of GDP, was quite modest despite a rebound in personal income of 4.1%. The personal savings rate rose to 4.5%, suggesting that the consumer may have some financial cushion to increase spending going forward. Some strength in business investment indicates that the economy may pick up steam later in 2013. However, sequestration remains a bit of a headwind for the economy in the third quarter.

The U.S. continues to see moderate but unspectacular job growth. This is reflected in a drop in unemployment from 7.8% at the close of 2012 to 7.3% at the end of August 2013. However, makeup of job growth has been disappointing, with hiring generally concentrated in sectors representative of low-wage jobs.

The Fed has had ongoing discussions about the possibility of reducing its monthly bond-buying program that has been in place for several years. It is clear that the decision to commence tapering of this program remains data dependent. Many economists, including those at the Federal Reserve, expect economic growth to accelerate later this year. Any tapering of the bond buying program will likely be impacted by the actual level of economic growth as well by the outlook for inflation. Inflationary pressures have remained muted this year despite a growing economy. The Consumer Price Index rose only 0.1% in August on a seasonally adjusted basis. Over the last 12 months the all items index increased by 1.5%, still well below the 2.5% level cited by Chairman Bernanke as a possible trigger point for tapering QE3.

3

The Value Line Tax Exempt Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 through August 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/13	Ending account value 8/31/13	Expenses paid during period 3/1/13 thru 8/31/13*

Actual	$1,000.00	$929.81	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.66

*
Expenses are equal to the Fund’s annualized expense ratio of 0.91% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

4

The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at August 31, 2013 (unaudited)

Ten Largest Long-Term Holdings

Issue	Principal Amount	Value	Percentage of Net Assets
Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41	$10,000,000	$1,936,000	2.5%
Arlington Texas, Special Tax, 5.00%, 8/15/28	1,575,000	1,609,650	2.1%
Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A, 5.00%, 8/15/32	1,170,000	1,218,239	1.6%
Delaware Valley Regional Finance Authority, Permanently Fixed Revenue Bonds, AMBAC Insured, 5.50%, 8/1/18	1,000,000	1,112,970	1.4%
Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	1,000,000	1,085,370	1.4%
Cleveland Ohio Airport System Revenue, Revenue Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	1,000,000	1,070,880	1.4%
New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	1,000,000	1,061,810	1.4%
Southmost Junior College District Texas, General Obligation Limited, NATL-RE Insured, 5.00%, 2/15/25	1,000,000	1,054,690	1.4%
Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25	855,000	904,026	1.2%
Wisconsin State, General Obligation Unlimited, Ser. C, 4.50%, 5/1/20	750,000	844,890	1.1%

Asset Allocation – Percentage of Net Assets

5

The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at August 31, 2013 (unaudited)

Long-Term Investments Allocation – Percentage of Fund’s Long-Term Investment Securities

Quality Diversification – Credit Quality Expressed as a Percentage of Fund’s Net Assets as of 8/31/13

Aaa/AAA	17.1%
Aa1/AA+	15.3%
Aa2/AA	20.8%
Aa3/AA-	11.0%
A1/A+	12.2%
A2/A	11.5%
A3/A-	4.3%
Baa1	4.2%
Baa3	0.7%
Ba1	0.4%
NR	1.1%
Total Investments	98.6%
Cash and other assets in excess of liabilities	1.4%
Total Net Assets	100.0%

Source: Moody’s ratings, defaulting to S&P when not rated.
Credit quality is subject to change.

6

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)	August 31, 2013

Principal		Rating
Amount		(unaudited)	Value

LONG-TERM MUNICIPAL SECURITIES (98.6%)

	ALABAMA (0.4%)
$310,000	University of Alabama (The), Revenue Bonds, Ser. A, 4.50%, 10/1/40	Aa2	$285,829

	ALASKA (0.6%)
400,000	North Slope Boro Alaska, General Obligation Unlimited, NATL-RE Insured, Ser. A, 5.00%, 6/30/17	Aa3	453,652

	ARIZONA (0.5%)
150,000	Arizona State Transportation Board Highway Revenue, Revenue Bonds, Ser. A, 5.00%, 7/1/38	Aa2	152,562
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004-Preserve Acquisition, 3.00%, 7/1/30	Aaa	203,983
			356,545

	ARKANSAS (1.3%)
485,000	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA Guaranteed, 4.30%, 3/1/16	A*	491,858
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1	509,425
			1,001,283

	CALIFORNIA (11.7%)
150,000	Berkeley Joint Powers Financing Authority, Revenue Bonds, 5.00%, 10/1/20	AA*	170,067
100,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, 5.00%, 9/1/33	Aa3	102,181
500,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Ser. A, 5.25%, 10/1/38	Aa1	520,660
250,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Packard Children’s Hospital, Ser. B, 5.00%, 8/15/26	Aa3	265,400
270,000	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Ser. A, 4.50%, 11/15/35	Aa3	243,284
225,000	California State Department of Water Resources Center Valley Project Water Sys - Ser. AG, Refunding Revenue Bonds, 4.38%, 12/1/29	Aa1	227,997
250,000	California State Department of Water Resources Power Supply Revenue, Revenue Bonds, Ser. L, 5.00%, 5/1/15	Aa3	269,217
	California State Public Works Board, Revenue Bonds:
750,000	Department of Corrections and Rehabilitation, 5.00%, 6/1/27	A2	776,377
150,000	Department of Health Services-Richmond Laboratory, Ser. B, 4.00%, 11/1/15	A2	160,682
250,000	Judicial Council Projects - Ser. D, 5.00%, 12/1/18	A2	288,425

See Notes to Financial Statements.
7

The Value Line Tax Exempt Fund, Inc.

August 31, 2013

Principal		Rating
Amount		(unaudited)		Value

	California State, General Obligation Unlimited:
$500,000	5.00%, 2/1/38	A1		$497,190
500,000	5.25%, 11/1/40	A1		506,815
250,000	City of Pasadena, California Certificate of Participation, Ser. C, 4.75%, 2/1/38	AA+	*	250,485
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (1)	A2		191,295
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	A2		252,986
150,000	Long Beach Community College District, General Obligation Unlimited, Ser. B, 3.00%, 8/1/32	Aa2		108,605
	Los Angeles Unified School District, General Obligation Unlimited, Ser. B:
775,000	AMBAC Insured, 4.00%, 7/1/18 (2)	Aa2		823,809
135,000	AMBAC Insured, 5.00%, 7/1/18 (2)	Aa2		152,901
220,000	Marin Community College District, General Obligation Unlimited, Election 2004, Ser. B, 4.75%, 8/1/34	Aa1		221,120
330,000	Metropolitan Water District of Southern California, Refunding Revenue Bonds, Ser. C, 4.00%, 10/1/22	Aa1		352,918
250,000	San Diego County Regional Transportation Commission, Revenue Bonds, Ser. A, 5.00%, 4/1/42	Aa2		254,530
150,000	San Diego Public Facilities Financing Authority Water Revenue, Revenue Bonds, Ser. A, 5.25%, 8/1/38	Aa2		153,789
200,000	San Jose Unified School District Santa Clara Country, General Obligation Unlimited, Election 2012, Ser. A, 3.80%, 8/1/37	Aa2		158,668
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25 (2)	A1		904,026
150,000	Santa Monica Public Financing Authority, Lease Revenue Bonds, Ser. A, 4.00%, 6/1/18	Aa2		166,673
	State of California, General Obligation Unlimited, Various Purpose Bonds:
500,000	4.00%, 9/1/21	A1		539,270
250,000	5.00%, 9/1/41	A1		248,137
260,000	5.50%, 4/1/21	A1		296,759
				9,104,266

	COLORADO (1.7%)
250,000	Arapahoe County Colorado School District Number 006 Littleton, General Obligation Unlimited, State Aid Withholding Insured, 5.00%, 12/1/16	Aa1		282,550
500,000	Larimer County Colorado School District No. R-1 Poudre, General Obligation Unlimited, NATL-RE State Aid Withholding Insured, 5.75%, 12/15/21		**	508,115
500,000	University of Colorado, Enterprise Revenue Bonds, 5.00%, 6/1/30	Aa2		519,825
				1,310,490

See Notes to Financial Statements.
8

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal		Rating
Amount		(unaudited)		Value

	CONNECTICUT (0.6%)
$200,000	Connecticut Housing Finance Authority, Revenue Bonds, Subser. C-1, 3.75%, 11/15/35	Aaa		$170,520
250,000	South Central Connecticut Regional Water Authority, Revenue Bonds, Twenty - Seventh Series, General Obligation of Authority Insured, 5.00%, 8/1/27	Aa3		265,092
				435,612

	DELAWARE (0.3%)
200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA+	*	221,220

	DISTRICT OF COLUMBIA (0.1%)
100,000	District of Columbia Income Tax Secured Revenue, Revenue Bonds, Ser. G, 5.00%, 12/1/36	Aa1		102,507

	FLORIDA (5.1%)
500,000	Broward County Florida Half-Cent Sales Tax Revenue, Main Courthouse Project, Revenue Bonds, Ser. A, 5.00%, 10/1/16	Aa2		557,990
670,000	Cape Coral Florida Utility Special Assessment, Southwest 4 Area, AGM Insured, 4.50%, 7/1/18	A2		715,305
250,000	City of Cape Coral, Florida Water & Sewer Revenue, Revenue Bonds, Ser. A, NATL-RE Insured, 5.00%, 10/1/23	A1		271,208
	City of Jacksonville, Florida Special Revenue, Revenue Bonds:
250,000	Ser. A, 5.25%, 10/1/30	Aa2		259,320
125,000	Ser. B, 5.00%, 10/1/17	Aa2		142,489
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, NATL-RE Insured, 5.00%, 7/1/22	Aa2		459,293
750,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2		776,280
250,000	Orlando Florida Capital Improvement Special Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/15	Aa2		267,650
215,000	Polk County Florida Public Facilities, Revenue Bonds, NATL-RE Insured, 5.00%, 12/1/21	A1		232,249
250,000	State of Florida, Department of Transportation, General Obligation Unlimited, 5.00%, 7/1/22	Aa1		285,245
				3,967,029

	GEORGIA (2.6%)
150,000	Augusta Georgia Water & Sewerage Revenue, Revenue Bonds, 4.00%, 10/1/28	A1		147,162
500,000	City of Atlanta, Georgia Water & Wastewater Revenue Bonds, Ser. B, AGM Insured, 5.25%, 11/1/34	Aa3		509,985
200,000	County of DeKalb Georgia Water & Sewerage Revenue, Revenue Bonds, Ser. A, 4.00%, 10/1/15	Aa3		213,794

See Notes to Financial Statements.
9

The Value Line Tax Exempt Fund, Inc.

August 31, 2013

Principal		Rating
Amount		(unaudited)	Value

	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 3rd Ser.:
$125,000	5.25%, 7/1/36	A1	$130,788
500,000	Ser. A, 4.00%, 7/1/36	A1	434,195
630,000	Valdosta & Lowndes County Hospital Authority, Revenue Bonds, South Medical Center Project, Ser. B, County Guaranteed Insured, 5.00%, 10/1/41	Aa2	601,631
			2,037,555

	GUAM (0.2%)
150,000	Guam Power Authority, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/20	A2	169,145

	HAWAII (0.6%)
485,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Ser. A, 5.25%, 7/1/36	Aa2	508,440

	IDAHO (0.7%)
250,000	Idaho Housing & Finance Association, Grant & Revenue Anticipation Bonds, Federal Highway - A, 5.00%, 7/15/29	Aa3	256,862
250,000	Idaho State Building Authority, Revenue Bonds, 5.00%, 9/1/40	Aa2	253,985
			510,847

	ILLINOIS (3.5%)
500,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, Assured GTY, 5.00%, 6/1/22	A2	531,340
200,000	Cook County, General Obligation Unlimited, Ser. C, 4.25%, 11/15/19	A1	215,766
250,000	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Ser. B, 5.00%, 7/1/26	A2	262,368
250,000	Illinois State, General Obligation Unlimited, 5.00%, 3/1/16	A3	270,082
190,000	Kane Kendall Etc Counties Community College District No. 516, General Obligation Unlimited, Ser. A, 5.00%, 12/15/20	Aa1	219,950
1,000,000	Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	A2	1,085,370
150,000	University of Illinois, Revenue Bonds, Auxiliary Facilities System, Ser. A, 5.00%, 4/1/17	Aa3	168,825
			2,753,701

	INDIANA (2.2%)
605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/21	Baa1	649,782
295,000	Franklin Township School Building Corporation Unrefunded First Mortgage, Marion County, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/23	Baa1	316,836

See Notes to Financial Statements.
10

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal		Rating
Amount		(unaudited)		Value

$750,000	Saint Joseph County Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa		$774,697
				1,741,315

	IOWA (0.6%)
500,000	Iowa Finance Authority, State Revolving Fund, Revenue Bonds, 3.38%, 8/1/29	Aaa		451,100

	KANSAS (1.0%)
500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa		504,425
250,000	Kansas State Development Finance Authority Revenue, Transportation Revolving Fund, Revenue Bonds, Ser. TR, 2.25%, 10/1/13	Aa1		250,435
				754,860

	KENTUCKY (1.0%)
235,000	Kentucky State Property & Building Commission, Project No. 95, Revenue Bonds, Ser. A, 5.00%, 8/1/14	Aa3		245,107
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects - Ser. A, 5.00%, 7/1/19	Aa2		521,064
				766,171

	LOUISIANA (0.7%)
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Parish of East Baton Rouge Road Improvements, 5.00%, 8/1/24	Aa3		273,332
250,000	Louisiana Office Facilities Corp., Revenue Bonds, 5.00%, 11/1/17	Aa3		283,710
				557,042

	MAINE (0.6%)
	Maine Municipal Bond Bank, Revenue Bonds:
225,000	Ser. D, 4.00%, 11/1/20	AA+	*	244,881
100,000	Ser. E, 5.00%, 11/1/18	Aa2		113,045
100,000	Maine Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3		101,564
				459,490

	MARYLAND (1.4%)
500,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa		527,580
500,000	Maryland State, General Obligation Unlimited, Second Refunding Bonds, Ser. E, 5.00%, 8/1/15	Aaa		543,795
				1,071,375

	MASSACHUSETTS (4.2%)
245,000	Martha’s Vineyard Land Bank, Revenue Bonds, AMBAC Insured, 4.25%, 5/1/36 (2)	A-	*	223,332

See Notes to Financial Statements.
11

The Value Line Tax Exempt Fund, Inc.

August 31, 2013

Principal		Rating
Amount		(unaudited)	Value

$500,000	Massachusetts Bay Transportation Authority, Revenue Assessment Bonds, Ser. A, 4.00%, 7/1/37	Aa1	$437,740
500,000	Massachusetts Development Finance Agency Revenue, Refunding Revenue Bonds, Harvard University, Ser. B-2, 5.25%, 2/1/34	Aaa	535,125
250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa	268,328
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2	562,730
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa2	254,328
350,000	Massachusetts State, General Obligation Limited, AMBAC Insured, Consolidated Loan, Ser. C, 5.00%, 8/1/37 (2)	Aa1	355,379
115,000	Town of Nantucket, Massachusetts Municipal Purpose Loan, General Obligation Limited, 4.13%, 2/15/24	Aa2	118,704
500,000	University of Massachusetts Building Authority Project Revenue, Revenue Bonds, Senior Ser. 1, 5.00%, 11/1/15	Aa2	547,605
			3,303,271

	MICHIGAN (0.4%)
250,000	Grand Rapids Michigan Water Supply, Revenue Bonds, 5.00%, 1/1/17	Aa2	280,535

	MINNESOTA (0.7%)
150,000	Minnesota State, General Obligation Unlimited, Various Purpose Bonds, Ser. K, 5.00%, 11/1/16	Aa1	169,707
380,000	Osseo Independent School District No. 279, General Obligation Unlimited, Refunding & School Building, Ser. A, AGM Insured, 5.00%, 2/1/15	Aa1	405,012
			574,719

	MISSISSIPPI (0.8%)
620,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2	622,939

	MISSOURI (0.2%)
185,000	Missouri State Health & Educational Facilities Authority, Heartland Regional Medical Center, Revenue Bonds, 5.00%, 2/15/43	A1	178,638

	NEBRASKA (0.7%)
285,000	Central Plains Energy Project, Revenue Bonds, Project No. 3, 5.00%, 9/1/21	A3	307,136
250,000	University of Nebraska, Lincoln Student, Revenue Bonds, 4.00%, 7/1/33	Aa1	231,837
			538,973

	NEVADA (0.7%)
250,000	City of Henderson, Nevada Refunding, General Obligation Limited, 4.00%, 6/1/31	Aa2	226,270

See Notes to Financial Statements.
12

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal		Rating
Amount		(unaudited)	Value

$200,000	County of Clark, Nevada Refunding, General Obligation Limited, Ser. B, 4.00%, 7/1/17	Aa1	$220,146
100,000	County of Washoe, Nevada Refunding, General Obligation Limited, Ser. A, 4.00%, 3/1/17	Aa2	108,861
			555,277

	NEW HAMPSHIRE (0.6%)
500,000	New Hampshire State, General Obligation Unlimited, Ser. B, 4.00%, 2/1/30	Aa1	486,470

	NEW JERSEY (4.6%)
500,000	New Jersey Building Authority, Revenue Bonds, Ser. A, 5.00%, 6/15/17	A1	548,255
500,000	New Jersey Economic Development Authority, Revenue Bonds, 5.00%, 6/15/15	Baa1	532,190
275,000	New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A, 5.00%, 12/1/18	Aa2	307,912
100,000	New Jersey Institute of Technology, Revenue Bonds, Ser. A, General Obligation of Institution Insured, 5.00%, 7/1/42	A1	99,690
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa	1,061,810
	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds:
245,000	Hospital Asset Transformation, Ser. A, 5.25%, 10/1/18	A1	281,306
150,000	Ser. A, 4.00%, 7/1/26	Baa1	138,729
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transportation System:
245,000	Ser. A, AMBAC Insured, 4.75%, 12/15/37 (2)	A1	239,118
250,000	Ser. B, 5.00%, 6/15/18	A1	284,015
100,000	New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, 5.00%, 1/1/35	A3	100,067
			3,593,092

	NEW MEXICO (0.9%)
140,000	County of Santa Fe New Mexico Gross Receipts Tax Revenue, Revenue Bonds, Ser. A, 4.00%, 6/1/20	Aa3	152,523
500,000	New Mexico Finance Authority, State Transportation Revenue, Refunding Revenue Bonds, 5.00%, 6/15/18	Aa1	578,745
			731,268

	NEW YORK (8.6%)
100,000	County of Monroe Industrial Development Agency School Facility Revenue, Revenue Bonds, Rochester School Modernization Project, 5.00%, 5/1/17	Aa3	112,949
150,000	County of Saratoga, New York Public Improvement Bonds, General Obligation Unlimited, Ser. A, 4.00%, 7/15/21	Aa1	159,432

See Notes to Financial Statements.
13

The Value Line Tax Exempt Fund, Inc.

August 31, 2013

Principal Amount		Rating (unaudited)		Value

$750,000	County of Westchester, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aaa		$765,727
400,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	AAA	*	406,372
200,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	A2		197,818
	New York State Dormitory Authority, Revenue Bonds:
200,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	A2		208,642
100,000	Cornell University, Ser. A, 5.00%, 7/1/40	Aa1		102,840
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	AAA	*	538,100
150,000	State Personal Income Tax Revenues General Purpose, Ser. A, 4.50%, 3/15/35	AAA	*	145,368
100,000	State Supported Debt, State University Dormitory Facilities, Ser. A, 4.00%, 7/1/15	Aa2		106,333
400,000	New York State Environmental Facilities Corp., Revenue Bonds, Ser. A, 5.00%, 12/15/16	AAA	*	453,380
	New York State Environmental Facilities Corp., Revolving Funds Revenue Bonds:
500,000	Ser. B, 5.00%, 6/15/28	Aaa		531,770
125,000	Ser. C, 4.13%, 6/15/22	Aaa		129,828
250,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Sub Lien - Ser. B, 5.00%, 4/1/14	AAA	*	257,152
	New York State Urban Development Corp., State Personal Income Tax Revenue:
130,000	Revenue Bonds, Ser. A, 5.00%, 3/15/16	AAA	*	144,174
150,000	Revenue Bonds, Ser. C, 5.00%, 12/15/17	AAA	*	173,216
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy - First Series, 4.00%, 7/15/38	Aa3		85,723
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty - Sixth Series, General Obligation of Authority Insured, 5.00%, 7/15/33	Aa3		101,971
250,000	Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20 (2)	AA	*	272,555
	Triborough Bridge & Tunnel Authority, Revenue Bonds:
250,000	FSA-CR AGM-CR MBIA Insured, 5.50%, 11/15/19	A1		297,865
150,000	Prerefunded, Ser. C, 5.00%, 11/15/19		**	176,073
100,000	Subser. D, 5.00%, 11/15/15	A1		109,539
500,000	Subser. D, 5.00%, 11/15/26	A1		527,090
100,000	Unrefunded, Ser. C, 5.00%, 11/15/19	Aa3		114,741
500,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA-	*	536,550
				6,655,208

	NEW YORK CITY (5.5%)
	City of New York, General Obligation Unlimited:
350,000	Fiscal 2008, Subser. C-1, AGM Insured, 5.00%, 10/1/24	Aa2		382,886

See Notes to Financial Statements.
14

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

$250,000	Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		$257,402
150,000	Subser. I-1, 5.00%, 8/1/17	Aa2		171,094
250,000	Housing Development Corp., Revenue Bonds, Ser. D-1-B, 4.20%, 5/1/37	Aa2		216,785
	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds:
500,000	Ser. C, 4.75%, 6/15/33	Aa1		498,060
250,000	Ser. DD, 4.50%, 6/15/38	Aa2		234,017
	Municipal Water Finance Authority, Water and Sewer System Revenue, Second General Resolution Revenue Bonds:
200,000	Ser. GG-1, 5.00%, 6/15/39	Aa2		203,404
150,000	Ser. GG-1, 5.25%, 6/15/32	Aa2		156,914
250,000	New York City Health & Hospital Corp., Revenue Bonds, Health Systems, Ser. A, 5.00%, 2/15/16	Aa3		271,975
500,000	New York City Municipal Water Finance Authority, Water and Sewer Second General Resolution Fiscal 2008, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa2		490,410
	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
300,000	Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		306,891
130,000	Prerefunded, Ser. B, 5.00%, 11/1/23		**	148,270
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		159,995
270,000	Unrefunded, Ser. B, 5.00%, 11/1/23	Aa1		297,821
200,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2012, Subser. S-1A, State Aid Withholding Insured, 4.00%, 7/15/21	Aa3		214,552
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2		266,290
				4,276,766

	NORTH CAROLINA (2.2%)
145,000	County of Forsyth, General Obligation Unlimited, 5.00%, 5/1/17	Aaa		165,491
305,000	Nash Health Care Systems Health Care Facilities Revenue, Revenue Bonds, 4.50%, 11/1/37	A	*	267,424
385,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, Wakemed, Ser. A, 4.13%, 10/1/38	A1		311,839
250,000	North Carolina Medical Care Commission, Revenue Bonds, Duke University Health System, Ser. A, 5.00%, 6/1/42	Aa2		242,200
	Raleigh Durham Airport Authority, Revenue Bonds:
195,000	Ser. A, 5.00%, 5/1/36	Aa3		198,414
250,000	Ser. B-1, 5.00%, 11/1/28	Aa3		261,935
315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1		290,172
				1,737,475

See Notes to Financial Statements.
15

The Value Line Tax Exempt Fund, Inc.

August 31, 2013

Principal Amount		Rating (unaudited)		Value

	OHIO (3.5%)
$200,000	City of Akron, Ohio Community Learning Centers, Refunding Revenue Bonds, Ser. A, 5.00%, 12/1/28	AA+	*	$206,716
325,000	Cleveland Department of Public Utilities Division of Water Revenue, Revenue Bonds, Senior Lien Ser. X, 3.63%, 1/1/37	Aa1		251,846
1,000,000	Cleveland Ohio Airport System Revenue, Revenue Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	A3		1,070,880
350,000	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, The Cleveland Museum Art Project, 5.00%, 10/1/19	AA+	*	402,143
150,000	Columbus Ohio Metropolitan Library Special Obligation, Revenue Bonds, Ser. 1, 5.00%, 12/1/23	Aa2		165,896
300,000	Ohio State Water Development Authority Revenue, Revenue Bonds, Water Pollution Control Loan-C, 5.00%, 12/1/18	Aaa		348,213
250,000	Ohio University, General Receipts, Revenue Bonds, 4.00%, 12/1/17	Aa3		275,757
				2,721,451

	OKLAHOMA (0.4%)
250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA	*	279,283

	OREGON (0.7%)
500,000	Oregon State, General Obligation Unlimited, Refunding Revenue Bonds, Ser. N, 5.00%, 12/1/21	Aa1		582,730

	PENNSYLVANIA (4.0%)
500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, State Aid Withholding Insured, 5.00%, 12/15/34	Aa2		532,565
200,000	Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bonds, 5.00%, 12/1/31	AA-	*	195,076
495,000	City of Philadelphia Pennsylvania, General Obligation Unlimited, Refunding Bonds, Ser. A, AGM Insured, 5.25%, 12/15/32	A2		486,708
1,000,000	Delaware Valley Regional Finance Authority, Permanently Fixed Revenue Bonds, AMBAC Insured, 5.50%, 8/1/18 (2)	A2		1,112,970
200,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, 5.00%, 7/1/21	A1		226,256
300,000	Pittsburgh Public Schools, General Obligation Limited, Ser. B, State Aid Withholding Insured, 4.00%, 9/1/22	Aa3		309,399
225,000	York County Pennsylvania, General Obligation Unlimited, 4.75%, 3/1/36	AA	*	216,277
				3,079,251

	PUERTO RICO (1.5%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien:
100,000	Ser. A, 5.00%, 7/1/17	Ba1		97,394

See Notes to Financial Statements.
16

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

$325,000	Ser. A, 5.00%, 7/1/33	Ba1		$221,494
	Puerto Rico Electric Power Authority, Revenue Bonds:
250,000	Ser. SS, NATL-RE Insured, 5.00%, 7/1/14	Baa1		252,320
600,000	Ser. TT, 5.00%, 7/1/32	Baa3		426,738
80,000	Ser. WW, 5.50%, 7/1/17	Baa3		79,818
150,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, First Subser. C, 5.00%, 8/1/35	A3		118,593
				1,196,357

	RHODE ISLAND (0.7%)
500,000	Rhode Island State & Providence Plantations, General Obligation Unlimited, Consolidated Capital Development Loan - Ser. C, NATL-RE Insured, 5.00%, 11/15/16	Aa2		562,525

	SOUTH CAROLINA (1.8%)
500,000	Charleston County South Carolina, Capital Improvement Transportation Sales Tax, General Obligation Unlimited, State Aid Withholding Insured, 4.00%, 11/1/29	Aaa		491,785
350,000	Charleston South Carolina Waterworks & Sewer Revenue, Refunding and Capital Improvement Revenue Bonds, 5.00%, 1/1/35	Aa1		364,808
150,000	Clemson University South Carolina Athletic Facilities, Refunding Revenue Bonds, 3.00%, 5/1/20	Aa3		155,579
145,000	South Carolina Jobs-Economic Development Authority, Refunding and Improvement Revenue Bonds, Palmetto Health, 5.75%, 8/1/39	Baa1		147,829
250,000	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Georgetown Hospital, Ser. B, 3.50%, 2/1/25	A3		225,327
				1,385,328

	TENNESSEE (0.3%)
250,000	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/1/42	A2		245,498

	TEXAS (12.5%)
1,575,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		1,609,650
150,000	City of Houston Texas, Public Improvement Refunding Bonds, General Obligation Limited, Ser. A, 5.00%, 3/1/25	Aa2		163,749
250,000	Fort Worth Independent School District, School Building, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 2/15/20	Aa1		289,750
1,170,000	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A, 5.00%, 8/15/32	Aa3		1,218,239
500,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited, Serial CIB, PSF-GTD Insured, 4.50%, 8/15/32	AAA	*	491,225
175,000	Lamar Consolidated Independent School District, Schoolhouse, General Obligation Unlimited, 4.50%, 2/15/17	Aaa		195,240

See Notes to Financial Statements.
17

The Value Line Tax Exempt Fund, Inc.

August 31, 2013

Principal Amount		Rating (unaudited)		Value

$500,000	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, AMBAC Insured, Ser. C, 5.00%, 8/1/15 (2)	A	*	$507,280
10,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	1,936,000
250,000	Lower Colorado River Authority, Revenue Bonds, Ser. A, 5.00%, 5/15/31	A2		250,172
135,000	North Fort Bend Water Authority, Revenue Bonds, AGM Insured, Ser. A, 3.00%, 12/15/19	A2		137,884
200,000	Olmos Park Higher Education Facilities Corp., Refunding Revenue Bonds, University of the Incarnate Word, 5.00%, 12/1/23	A3		215,970
1,000,000	Southmost Junior College District Texas, General Obligation Limited, NATL-RE Insured, 5.00%, 2/15/25	Baa1		1,054,690
250,000	State of Texas, Water Financial Assistance, General Obligation Unlimited, Ser. B, 5.00%, 8/1/16	Aaa		280,595
275,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Ser. A, 5.00%, 11/15/38	Aa3		264,685
125,000	University of Texas Financing System, Revenue Bonds, Ser. D, 4.25%, 8/15/19	Aaa		140,674
515,000	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured, 5.25%, 8/1/21 (2)	A3		554,985
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 8/15/30	AAA	*	397,920
				9,708,708

	VERMONT (0.6%)
200,000	Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College, 5.00%, 10/1/42	Baa1		190,006
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa2		268,777
				458,783

	VIRGINIA (0.6%)
155,000	Virginia College Building Authority, Revenue Bonds, 21st Century College & Equipment, Ser. A, 5.00%, 2/1/16	Aa1		171,137
250,000	Virginia State Resources Authority, Revenue Bonds, Virginia Pooled Financing Program - Ser. C, 5.00%, 11/1/18	Aaa		291,168
				462,305

	WASHINGTON (2.1%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aa1		248,752
100,000	City of Seattle Washington, Water System Revenue, Revenue Bonds, Ser. B, 4.00%, 8/1/15	Aa1		106,783

See Notes to Financial Statements.
18

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal			Rating
Amount			(unaudited)		Value

	Energy Northwest Washington Electric Refunding-Project 3, Revenue Bonds:
$300,000	Ser. A, 5.00%, 7/1/17		Aa1		$342,315
120,000	Ser. D, 5.00%, 7/1/16		Aa1		134,176
250,000	Port of Seattle Washington, Revenue Refunding Bonds, Ser. A, 5.00%, 8/1/33		Aa3		248,430
350,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Ser. A, 4.25%, 10/1/37		Aa2		294,441
250,000	Washington State, Motor Vehicle Tax - Senior 520, General Obligation Unlimited, Ser. C, 5.00%, 6/1/32		Aa1		258,915
					1,633,812

	WEST VIRGINIA (0.3%)
175,000	West Virginia School Building Authority, Revenue Bonds, 5.00%, 7/1/17	.	A1		198,944

	WISCONSIN (1.9%)
150,000	City of Madison Wisconsin Water Utility Revenue, Revenue Bonds, 4.00%, 1/1/32		Aa1		137,529
200,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Froedtert Health, Ser. A, 5.00%, 4/1/23		AA-	*	217,934
250,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Ser. B, 5.00%, 2/15/24		A-	*	263,430
750,000	Wisconsin State, General Obligation Unlimited, Ser. C, 4.50%, 5/1/20		Aa2		844,890
					1,463,783

	WYOMING (0.2%)
200,000	Laramie County Wyoming, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.00%, 5/1/42		A+	*	187,556
	TOTAL LONG-TERM MUNICIPAL SECURITIES (98.6%) (Cost $78,522,630)				76,720,419
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)				1,062,225
	NET ASSETS (100.0%)				$77,782,644
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($77,782,644 ÷ 8,222,546 shares outstanding)				$9.46

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	Zero coupon bond.
(2)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.

See Notes to Financial Statements.
19

The Value Line Tax Exempt Fund, Inc.

August 31, 2013

ADFA	Arkansas Development Finance Authority
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
Assured GTY	Assured Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance Corporation
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guaranteed

See Notes to Financial Statements.
20

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at August 31, 2013 (unaudited)

Assets:
Investment securities, at value (Cost - $78,522,630)	$76,720,419
Cash	477,692
Interest receivable	784,400
Prepaid expenses	9,879
Receivable for capital shares sold	1,461
Total Assets	77,993,851

Liabilities:
Payable for capital shares redeemed	42,300
Dividends payable to shareholders	39,529
Accrued expenses:
Advisory fee	32,471
Directors’ fees and expenses	203
Other	96,704
Total Liabilities	211,207

Net Assets	$77,782,644

Net assets consist of:
Capital stock, at $0.01 par value (authorized 65,000,000, outstanding 8,222,546 shares)	$82,225
Additional paid-in capital	86,189,281
Distributions in excess of net investment income	(21,879)
Accumulated net realized loss on investments	(6,664,772)
Net unrealized depreciation of investments	(1,802,211)
Net Assets	$77,782,644
Net Asset Value, Offering and Redemption Price per Outstanding Share ($77,782,644 ÷ 8,222,546 shares outstanding)	$9.46

Statement of Operations
for the Six Months Ended August 31, 2013 (unaudited)

Investment Income:
Interest	$1,527,612
Expenses:
Advisory fee	214,003
Service and distribution plan fees	107,695
Auditing and legal fees	53,479
Custodian fees	28,991
Printing and postage	24,421
Transfer agent fees	18,376
Registration and filing fees	16,483
Directors’ fees and expenses	9,622
Insurance	5,467
Other	24,866
Total Expenses Before Fees Waived	503,403
Less: Service and Distribution Plan Fees Waived	(107,695)

Net Expenses	395,708

Net Investment Income	1,131,904

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain	240,275
Change in Net Unrealized Appreciation/ (Depreciation)	(7,546,535)
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation)on Investments	(7,306,260)
Net Decrease in Net Assets from Operations	$(6,174,356)

See Notes to Financial Statements.
21

The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended August 31, 2013 (unaudited) and for the Year Ended February 28, 2013

	Six Months Ended August 31, 2013 (unaudited)	Year Ended February 28, 2013
Operations:
Net investment income	$1,131,904	$2,415,136
Net realized gain on investments	240,275	2,045,583
Change in net unrealized appreciation/(depreciation)	(7,546,535)	380,384
Net increase/(decrease) in net assets from operations	(6,174,356)	4,841,103

Distributions to Shareholders:
Net investment income	(1,131,904)	(2,415,136)

Capital Share Transactions:
Proceeds from sale of shares	959,588	7,581,263
Net assets of shares issued in connection with merger (Note 3)	—	14,485,862
Proceeds from reinvestment of dividends to shareholders	872,268	1,868,805
Cost of shares redeemed	(7,867,376)	(30,641,997)
Net decrease in net assets from capital share transactions	(6,035,520)	(6,706,067)
Total Decrease in Net Assets	(13,341,780)	(4,280,100)

Net Assets:
Beginning of period	91,124,424	95,404,524
End of period	$77,782,644	$91,124,424
Distributions in excess of net investment income, at end of period	$(21,879)	$(21,879)

See Notes to Financial Statements.
22

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Fund is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The investments are valued each business day at market value using prices supplied by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

The Board of Directors (the “Board”) has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Adviser. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee. In addition, the Fund may use the fair value of a security when the closing price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer. Short-term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 – Inputs that are unobservable.

23

The Value Line Tax Exempt Fund, Inc.

August 31, 2013

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of August 31, 2013:

The Value Line Tax Exempt Fund, Inc.	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Securities	$0	$76,720,419	$0	$76,720,419
Total	$0	$76,720,419	$0	$76,720,419

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the six months ended August 31, 2013, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. Dividends credited to a shareholder’s account are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains at least annually.

The amount of dividends and distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its net investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

24

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)

Management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended February 28, 2010 through February 28, 2013), and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(E) Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(F) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

 (G) Subsequent Events: On September 19, 2013, the Board of Directors of the Fund approved a plan to change the fiscal year end of the Fund from February 28 to December 31; the change will be effective December 31, 2013.

Management has evaluated all other subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure.

2. Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended August 31, 2013 (unaudited)	Year Ended February 28, 2013
Shares sold	96,664	750,597
Shares issued in connection with merger (Note 3)	—	1,523,225
Shares issued to shareholders in reinvestment of dividends	88,011	182,576
Shares redeemed	(799,226)	(3,030,918)
Net decrease	(614,551)	(574,520)
Dividends per share from net investment income	$0.1316	$0.2642

25

The Value Line Tax Exempt Fund, Inc.

August 31, 2013

3. Reorganization

On May 18, 2012, The Value Line Tax Exempt Fund, Inc. (the “Surviving Fund”) acquired all of the assets and assumed the liabilities of the Value Line New York Tax Exempt Trust (the “Acquired Trust”), in a tax-free exchange for Federal tax purposes, pursuant to a plan of reorganization (the “Reorganization”) approved by the Board of the Surviving Fund, the Acquired Trust, and shareholders of record of the Acquired Trust as of the applicable record date. All of the expenses incurred in connection with the Reorganization were paid by both the Acquired Trust and Surviving Fund proportionately based on the Funds’ respective net assets. The total Reorganization costs are $123,474. The value of shares issued by the Surviving Fund is presented in the Statement of Changes in Net Assets. The following table sets forth the number of shares issued by the Surviving Fund, the net assets and unrealized appreciation or depreciation of the Acquired Trust immediately prior to the Reorganization, and the net assets of the Surviving Fund immediately prior to and after the Reorganization:

Date of Reorganization	Surviving Fund	Shares Issued In Acquisition	Net Assets Before Reorganization	Net Assets After Reorganization
5-18-12	The Value Line Tax Exempt Fund, Inc.	1,523,225	$89,797,170	$105,301,354

Date of Reorganization	Acquired Fund	Shares Outstanding	Acquired Portfolio Net Assets	Acquired Portfolio Unrealized Depreciation
5-18-12	Value Line New York Tax Exempt Trust	1,654,552	$15,504,184	$1,018,322

Assuming the Reorganization had been completed on March 1, 2012, the beginning of the year for the Surviving Fund, the Surviving Fund’s pro forma results of operations for the period ended February 28, 2013 would have been as follows:

Net investment income	$2,518,390
Net gain on investments	$2,536,661
Net increase in net assets from operations	$5,055,051

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the Reorganization, it is not practicable to separate the amounts of revenue and earnings of the Acquired Trust that have been included in the Surviving Fund’s Statement of Operations since May 18, 2012.

4. Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

Six Months Ended August 31, 2013 (unaudited)
Purchases:
Long-term Obligations	$7,708,477
Sales:
Long-term Obligations	$12,598,407

5. Income Taxes

At August 31, 2013, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$78,522,630
Gross tax unrealized appreciation	$1,096,274
Gross tax unrealized depreciation	(2,898,485)
Net tax unrealized appreciation on investments	$(1,802,211)

26

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)

6. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $214,003 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended August 31, 2013. This was computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. Fees amounting to $107,695 before fee waivers were accrued under the Plan for the six months ended August 31, 2013. Effective July 1, 2008, and renewed annually, the Distributor contractually agreed to waive the 12b-1 fee. For the six months ended August 31, 2013, all 12b-1 fees were waived. The Distributor has no right to recoup previously waived amounts.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund. At August 31, 2013, the officers and directors of the Fund as a group owned 1,086 shares, representing less than 1% of the outstanding shares.

27

The Value Line Tax Exempt Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended August 31, 2013		Years Ended on Last Day of February,
	(unaudited)		2013	2012	2011		2010	2009
Net asset value, beginning of period	$10.31		$10.14	$9.43	$9.60		$9.36	$9.29
Income from investment operations:
Net investment income	0.13		0.26	0.29	0.33		0.38	0.37
Net gains or (losses) on securities (both realized and unrealized)	(0.85)		0.17	0.71	(0.17)		0.24	0.07
Total from investment operations	(0.72)		0.43	1.00	0.16		0.62	0.44
Less distributions:
Dividends from net investment income	(0.13)		(0.26)	(0.29)	(0.33)		(0.38)	(0.37)
Net asset value, end of period	$9.46		$10.31	$10.14	$9.43		$9.60	$9.36

Total return	(7.02	) %(1)	4.33%	10.77%	1.67%		6.70%	4.74%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$77,783		$91,124	$95,405	$76,972		$84,067	$84,868
Ratio of expenses to average net assets(2)	1.16	%(3)	1.24%	1.13%	1.01	%(4)	1.02%	0.99%
Ratio of expenses to average net assets(5)	0.91	% (3)	0.99%	0.88%	0.74	%(6)	0.76%	0.69%
Ratio of net investment income to average net assets	2.61	%(3)	2.58%	2.95%	3.45%		3.99%	3.87%
Portfolio turnover rate	9	% (1)	28%	24%	36%		146%	307%

(1)	Not annualized.
(2)
Ratio reflects expenses grossed up for the custody credit arrangement and grossed up for the waiver of the service  and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers would have been 1.00% for the year ended February 28, 2011, 1.01% for the year ended February 28, 2010, 0.94% for the year ended February 28, 2009 and would have been unchanged for the other periods shown.

(3)	Annualized.
(4)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.
(5)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of the service and distribution plan fees by the Distributor.
(6)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.
28

The Value Line Tax Exempt Fund, Inc.

FACTORS CONSIDERED BY THE BOARD IN APPROVING CONTINUANCE OF
THE INVESTMENT ADVISORY AGREEMENT
FOR VALUE LINE TAX EXEMPT FUND, INC.

          The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not “interested persons” of Value Line Tax Exempt Fund, Inc. (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), to annually consider the continuance of the Fund’s investment advisory agreement (“Agreement”) with its investment adviser, EULAV Asset Management.1

          In considering whether the continuance of the Agreement was in the best interests of the Fund and its shareholders, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of the Adviser. In selecting the Adviser and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

          Both in the meeting specifically focused upon the review of the Agreement and at other meetings, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information regarding: (i) the investment performance of the Fund, including comparisons to a peer group of funds consisting of the Fund and all retail and institutional general and insured municipal debt funds, regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified and prepared by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) purchases and redemptions of the Fund’s shares; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser, including the Distributor); and (vii) the overall nature, quality and extent of services provided by the Adviser.

          As part of their review, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee, transfer agent, and custodian fees, Rule 12b-1 fee, and other non-management expenses, to those incurred by a peer group of funds consisting of the Fund and 12 other general and insured municipal debt funds (excluding outliers), as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load and front-end load general and insured municipal debt funds (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”).

1 For periods prior to December 23, 2010, the term “Adviser” means the Adviser’s predecessor entities that previously served as the Fund’s adviser, EULAV Asset Management, LLC and Value Line, Inc. (“VLI”). Likewise, for periods prior to December 23, 2010, the term “Distributor” refers to the predecessor entities of the Fund’s current distributor, EULAV Securities LLC (the “Distributor”), which included EULAV Securities, Inc. and Value Line Securities, Inc.

29

The Value Line Tax Exempt Fund, Inc.

          In their executive session, the Independent Directors also reviewed information regarding: (a) the financial results and condition of the Adviser and the Distributor and their profitability from the services that have been performed for the Fund and the Value Line family of funds; (b) the Adviser’s investment management staffing and resources; (c) the ownership, control and day-to-day management of the Adviser; and (d) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

          The Board observed that there is a range of investment options available to shareholders of the Fund, including other mutual funds, and that the Fund’s shareholders have chosen to invest in the Fund.

          The following summarizes matters considered by the Board in connection with its continuance of the Agreement. However, the Board did not identify any single factor as all-important or controlling, each Director may have weighed certain factors differently, and the summary does not detail all the matters that were considered.

          Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund underperformed the Performance Universe average and the Lipper Index for the one-year, three-year, five-year and ten-year periods ended March 31, 2013. The Board and the Adviser agreed that they will continue to monitor closely the Fund’s performance, and that the Adviser will take appropriate measures to seek to improve the Fund’s performance and will present those measures to the Board for periodic review and consideration.

          The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objectives and adhering to the Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board viewed favorably (i) the Adviser’s use of analytic tools in support of the portfolio management, compliance and shareholder relation functions which the Adviser previously committed resources to acquire, (ii) continuity of the Adviser’s staff attributable in part to its actions taken to attract and retain personnel, including its ongoing improvements to employee benefit programs and previous increases in base compensation and merit-based compensation for certain staff members to be more industry competitive, and (iii) that the Adviser continues to receive the Value Line ranking systems without cost. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

          Management Fee and Expenses. The Board considered the Adviser’s management fee under the Agreement relative to the management fee applicable to the funds in the Expense Group and Expense Universe averages, both before and after applicable fee waivers. Before giving effect to fee waivers applicable to certain funds in the Expense Group, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s management fee rate was higher than that of the Expense Group average. After giving effect to applicable fee waivers, the Board also noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s management fee rate was higher than that of the Expense Group median and the Expense Universe median. The Board noted that the Adviser bears the costs of providing fund accounting services for the Fund as part of the management fee. The Board was informed that the management fee rates for funds in the Expense Group and Expense Universe most likely did not include the provision of fund accounting services and, if it did, the Fund’s management fee rate would have compared more favorably. The Board concluded that the Fund’s management fee rate was satisfactory for the purpose of approving continuance of the Agreement.

30

The Value Line Tax Exempt Fund, Inc.

          The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Distributor and the Board agreed that the Distributor will extend the existing contractual waiver of the Fund’s Rule 12b-1 fee for another one-year period ending June 30, 2014. This waiver effectively reduces the Fund’s Rule 12b-1 fee rate from 0.25% to 0.00% of the Fund’s average daily net assets. Such waiver cannot be changed during the contractual waiver period without the approval of the Board and the Distributor. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was higher than that of the Expense Group median and the Expense Universe median, after giving effect to fee waivers applicable to the Fund and certain funds in the Expense Group and Universe. The Board concluded that the average expense ratio was satisfactory for the purpose of approving continuance of the Agreement.

          Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the resources and effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board viewed favorably the additional resources devoted by the Adviser to enhance its and the Fund’s overall compliance program as well as steps being undertaken to enhance the shareholders’ experience with the Fund, such as a more robust website. The Board reviewed the services provided by the Adviser and the Distributor in supervising the Fund’s third party service providers. Based on this review, the Board concluded that the nature, quality, cost, and extent of such other services provided by the Adviser and the Distributor were satisfactory, reliable and beneficial to the Fund’s shareholders.

          Profitability. The Board considered the level of profitability of the Adviser and the Distributor with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of the restructuring of the Adviser and Distributor in 2010 and certain actions taken during prior years. These actions included the reduction (voluntary in some instances, contractual or permanent in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board also considered the Adviser’s continued attention to the rationalization and differentiation of funds within the Value Line group of funds to better identify opportunities for savings and efficiencies among the funds. The Board concluded that the profitability of the Adviser and the Distributor with respect to the Fund, including the financial results derived from the Fund’s Agreement, was within a range the Board considered reasonable.

          Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and the Distributor from their association with the Fund. The Board concluded that potential “fall-out” benefits that the Adviser and the Distributor may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

31

The Value Line Tax Exempt Fund, Inc.

          Economies of Scale. The Board considered that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of break points to the fee structure was not currently necessary.

          Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser. The Board was informed by the Adviser that the Adviser does not currently manage any non-mutual fund account that has similar objectives and policies as those of the Fund.

          Conclusion. The Board examined the totality of the information it was provided at the meeting specifically addressing approval of the Agreement and at other meetings held during the past year and did not identify any single controlling factor. Based on its evaluation of all material factors deemed relevant and with the advice of independent counsel, the Board concluded that the rate at which the Fund pays a management fee to the Adviser under the Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining. Further, the Board concluded that the Fund’s Agreement, and the management fee rate thereunder, is fair and reasonable and voted to continue the Agreement as in the best interest of the Fund and its shareholders.

32

The Value Line Tax Exempt Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

33

The Value Line Tax Exempt Fund, Inc.

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The Value Line Tax Exempt Fund, Inc.

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35

The Value Line Tax Exempt Fund, Inc.

The Value Line Family of Funds

In 1950, Value Line started its first mutual fund. Since then, knowledgeable investors have been relying on the Value Line Funds to help them build their financial futures. Over the years, Value Line Funds has evolved into what we are today — a diversified family of no-load mutual funds with a wide range of investment objectives — ranging from small, mid and large capitalization equities to taxable and tax-exempt fixed income. We also provide strategies that effectively combine both equities and fixed income, diligently taking into account the potential risk and reward of each investment.

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1986 — Value Line Core Bond Fund** seeks to maximize current income.

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Small Cap Opportunities Fund*** invests in U.S. common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.
**	Formerly known as the Value Line Aggressive Income Trust.
***	Formerly known as the Value Line Emerging Opportunities Fund, Inc.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

36

A copy of the Semi- Annual Report to Stockholders for the period ended 8/31/13 is included with this Form.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Investments

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 8, 2013